Plant Acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Asset Acquisition
The following amounts represent the identifiable assets acquired and liabilities assumed in the Walton County acquisition:

Classification
(dollars in thousands)
Recognized identifiable assets acquired and liabilities assumed:
Electric plant in service, net	$76,730
Other current assets	667
Other current liabilities	(1,979)
Total identifiable net assets	$75,418